Submission	Aug. 16, 2024
Submission [Line Items]
Central Index Key	0001718512
Registrant Name	Gates Industrial Corp plc
Registration File Number	333-267092
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES